Towd Point Mortgage Trust 2015-4 Summary Report

Opus Capital Markets Consultants, LLC

September 14, 2015

100 Tri-State International – Suite 300A l Lincolnshire, IL 60069 l www.opuscmc.com l 224-632-1300

OPUS CMC BIOGRAPHY

Opus Capital Markets Consultants, LLC (“Opus CMC”) is a wholly owned subsidiary of Wipro LTD, a leading global Information Technology, Consulting and Outsourcing company, which acquired Opus CMC in December 2013.

The company is headquartered in Lincolnshire, IL and maintains central underwriting facilities in Brookfield, WI, Fort Lauderdale, FL, Jacksonville, FL and Pune, India.  The company has been engaged to provide loan level due diligence services and operational consulting for various government agencies, government sponsored enterprises, seven of the ten top US banks among a variety of other market participants including; hedge funds, bond insurers, credit rating agencies, mortgage insurance companies and mortgage banks.

BACKGROUND AND SCOPE METHODOLOGY

Opus CMC completed the review of the 287 loans to ensure the integrity of tape data, compliance with high cost and anti-predatory laws, and conducted a servicing comment and payment history review.  The loans reviewed are contained in Exhibit A. The scope of the review is contained in Exhibit E.

COMPLIANCE REVIEW

Opus CMC performed a compliance review on all loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes. If a loan was found to exceed applicable thresholds, additional testing was conducted to confirm additional criteria were met and proper disclosure was provided to the borrower.

To accomplish this, Opus CMC captured all itemized closing fees as shown on the final HUD-1, or other acceptable settlement statement, as well as other data elements necessary to generate accurate high cost threshold testing results. Annual Percentage Rates were recalculated based on the actual data in the file.

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal testing is provided below and a summary of the State & Local High Cost Anti-Predatory Regulations that are covered can be found in Exhibit A.

The Section 32/HOEPA review included, but was not limited to, the following:

•	Rate test
•	HPML test, if applicable
•	Points and Fees test

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•	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
•	Review and confirmation of documentation type (i.e. full, stated, no ratio)
•	Review for evidence of prepayment penalty
•	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

•
A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

The compliance findings are listed in Exhibit B.

ORIGINATION DATA INTEGRITY

Opus CMC was provided a data file with loan level data, which was audited against origination documents to determine the integrity the tape data.

The following 49 data fields were reviewed to confirm the integrity of bid tape information:

DATA INTEGRITY FIELDS
Last Name	Original FICO	Original Term	Periodic Cap
Address	Lien Position	Amortization Term	Periodic Floor
City	Occupancy	Negative Amortization	Life Cap
State	Property Type	Original Payment	Life Floor
Zip	Units	Maturity Date	Reset Frequency
Section 32	Appraised Value	First Payment Date	First Change Date
Loan Type	LTV	Interest Only	Next Rate Change Date
Purpose	CLTV	Interest Only Term	Payments To First Rate Adjustment
Purchase Price	Note Date	Index Source	Prepay Penalty
Initial Rate Cap	Original Balance	Margin	Prepay Penalty Term
Documentation Type	Daily Simple Interest	Initial Rate Floor	Balloon

The results of the origination data integrity review are listed in Exhibit C.

SERVICING DATA INTEGRITY

Opus CMC was provided a data file with loan level data as of March 4, 2014 which was audited against servicing comments and payment histories dated

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March 3, 2014 to determine the accuracy of bid tape data. The following servicing data points were collected to confirm the integrity of bid tape information, along with the most recent 23 months of individual payment history.  The results of the servicing data integrity review are listed in Exhibit D.
Servicing Data Integrity Fields
Current Occupancy	Bankruptcy Filing Date	Foreclosure Scheduled Sale Date
Soldier-Sailors Flag	Bankruptcy Discharge Date	FC Sale Date
Payment Next Due	Bankruptcy Dismissal Date	Re-age
Paid-Thru Date	Bankruptcy Relief File Date	Last Re-age Date
Pay String	Bankruptcy Relief Grant Date	Re-age Count
Bankruptcy Status	Foreclosure Status	Modification Status
Bankruptcy Chapter	Foreclosure Start Date

The servicing date integrity review was for the period beginning April 1, 2013 and ending March 4, 2014.

Overview of Payment Application and Pay String

Opus CMC isolated key payment transaction codes that identified payment receipt and helped to determine whether the transactions were posted with an accurate effective date. The net payment amount received and applied to the account including principal, interest, and escrow payments represents activity through month end and includes payment reversals.

In the event that a payment received from the borrower is less than the contractual amount due, there are two types of processes which servicer utilized to handle partial payments: 1) the balance of the payment would be “advanced” to the borrower, or 2) the payment was applied directly to unapplied funds / suspense account.

In the second scenario, the funds are applied to the suspense account, and not the account balance, and therefore the amount of such payment is not recorded as an actual payment in the servicing system. The funds may then be held in suspense until the full contractual payment has been received.

Opus CMC also identified payment discrepancies due to loss draft collection and corporate advances:

•
Loss Draft Collection – The servicing system reflected Loss Draft Collections as a full payment on the data tape. Opus CMC recognizes Loss Draft Collections as funds held and allocated to fix the asset.

•
Corporate Advance – The servicing system entered corporate advances as a negative number in the servicing system. If the borrower made a payment concurrently, the servicing system would offset the payment by the

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corporate advance resulting in a short pay. Opus CMC views a Corporate Advance as funds paid out to a third party and not related to the borrower’s payments.

Opus CMC noted some level of discrepancy in the payment amounts posted due to the application of suspense or corporate advance payments.

DISCLAIMER

Opus Capital Markets Consultants, LLC (“Opus CMC”) is a consumer loan and mortgage due- diligence company that performs due diligence services on assets typically held by banking institutions. The due diligence results, analysis, reports and any other information provided by Opus CMC (“Opus Product”) is produced solely for use by its clients.  Neither Opus CMC nor, by virtue of any reliance thereon, Opus Product is making any solicitation or recommendation to buy, sell or hold, in any form whatsoever, the consumer loan products or mortgages that are the subject of Opus CMCs due diligence.

Opus CMC is not liable for any investment decisions by any third party. Opus CMC Product has been provided to Opus CMC clients as an information service only. The accuracy or completeness of the information is not warranted and is only as reliable as the sources from which it was obtained.

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EXHIBIT A
Review Scope

1.	Document Review

Each mortgage loan file will be reviewed for the presence of the following core documents.

1.1	Note/HELOC Agreement / Early HELOC Disclosure

1.2	Final HUD-1

1.3	Final Application (1003)

1.4	Final Truth-in-Lending

2.	Regulatory Compliance

Each loan file will be subject to a post-closing compliance review to verify that each mortgage loan closed in compliance with the applicable federal, state and local ant-predatory lending statues in affect at the time of origination. :

2.1	Truth in Lending Act / Reg. Z

2.1.1	Notice of Right to Cancel

2.1.2	Truth in Lending Disclosure

2.1.2.1	Finance Charge

2.1.2.2	APR

2.1.2.3	Form

2.1.2.4	Payment Stream

2.2	Home Ownership Equity Protection Act

Verify that no loan is a HOEPA loan and that all loans meet the applicable tolerances, threshold and general requirements to not be considered “high-cost” loans.

2.2.1	Rate Test

2.2.2	Points and Fees Test

2.2.3	Validate whether loan is compliant with HOEPA regulations (disclosures and practices), if applicable

2.3	State and Local Anti-Predatory Lending Statutes

In addition to federal threshold, Consultant will review the anti-predatory lending statues in the following states and local municipalities. Verify that no mortgage is a “high-cost” loan or a “covered” loan and that each loan is compliant with anti-predatory lending statutes of the state governments and local municipalities as defined below.

2.3.1	Arkansas

2.3.1.1	Arkansas Home Loan Protection Act, AR. Stat. Ann. § 23-53-101 et seq.

2.3.2	California

2.3.2.1	California Anti-Predatory Lending Statute, CA. Fin. Code § 4970 et seq.

2.3.2.2	.

2.3.3	Colorado

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2.3.3.1	Colorado Consumer Equity Protection Act, CO. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007)

2.3.3.2	Colorado Consumer Credit Code, CO. Rev. Stat. 5-1-101 et seq.

2.3.4	Connecticut

2.3.4.1	Connecticut Abusive Home Loan Lending Practices Act, CT. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, CT. House Bill 5577 (2008)

2.3.5	District of Columbia

2.3.5.1	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. and DC Mortgage Disclosure Act of 2007

2.3.6	Florida

2.3.6.1	Florida Fair Lending Act, FL. Stat. Ann. § 494.0078 et seq.

2.3.7	Georgia

2.3.7.1	Georgia Fair Lending Act, GA. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

2.3.8	Idaho

2.3.8.1	Idaho Residential Mortgage Practices Act, ID. Code § 26-3101 et seq.

2.3.9	Illinois

2.3.9.1	Illinois High Risk Home Act, IL. Comp Stat. tit. 815, §§137/5 et seq.

2.3.9.2	Illinois High Risk Home Loan Regulations, 38 IL. Admin. Code § 345.10 et seq.

2.3.9.3	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

2.3.9.4	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

2.3.9.5	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, §§ 2-32-440;2-32-455;2-92-325;4-4-1558-4-325.

2.3.10	Indiana

2.3.10.1	Indiana Home Loan Practices Act, IN. Code § 24-9-1-1 et seq. and as amended by 2005 In. P.L. 141 § 6 P2013-011

2.3.11	Kansas

2.3.11.1	Kansas Consumer Credit Code, KS. Stat. Ann. § 16a-1-101 et seq. Sections 16a-1-301, 16a-3-207 and 16a-3-308a

2.3.12	Kentucky

2.3.12.1	Kentucky Anti-Predatory Lending Statute, KY. Rev. Stat. § 360.100 et seq. and as amended by KY. House Bill 552 (2008)

2.3.13	Maine

2.3.13.1	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A ME. Rev. Stat. Ann. §§ 8-101; 8-103(1); 8-206(8); 8-206A and ME. Legislative Document 1869 (2007).

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2.3.14	Maryland

2.3.14.1	Maryland Commercial Law, MD. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by MD. Senate Bill 270 (2008) and Maryland Regulations under the MD. Mortgage Lender Law (2009)

2.3.14.2	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the MD. Mortgage Lender Law, MD. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; MD. Code Regs. §§ 09.03.06.01 et seq.

2.3.15	Massachusetts

2.3.15.1	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA. House Bill 4387 (2008) 20. MA. Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

2.3.15.2	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 MA. Code Regs. §§ 32.00

2.3.15.3	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

2.3.15.4	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR § 8.00 (15-17)

2.3.16	Michigan

2.3.16.1	Michigan Consumer Mortgage Protection Act, MI. Stat. Ann. § 445-1631 et seq.

2.3.17	Minnesota

2.3.17.1	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008)

2.3.18	Nebraska

2.3.18.1	Nebraska Mortgage Bankers Registration and Licensing Act, NE. Stat.§ 45-702 et seq.

2.3.19	Nevada

2.3.19.1	Nevada Anti-Predatory Lending Law, NV. Rev. Stat. § 598D.010 et seq. and as amended by AB 440 and 492

2.3.20	New Jersey

2.3.20.1	New Jersey Home Ownership Security Act of 2002, NJ. Stat. Ann. § C:46:10B-22 et seq. and as amended by PL. 2004, Ch. 84 § 1.

2.3.21	New Mexico

2.3.21.1	New Mexico Home Loan Protection Act, NM. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009)

2.3.22	New York

2.3.22.1	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001)

2.3.22.2	New York High Cost Home Loan Act, NY. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008). Banking Law Article 6-l (2003) and 6-m (2008)

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2.3.23	North Carolina

2.3.23.1
North Carolina Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, NC. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007)

2.3.23.2

2.3.24	Ohio

2.3.24.1	Ohio Anti-Predatory Lending Statute, OH. Rev. Code Ann. §§ 1349.25 to 1349.37and § 1.63 and as amended by S.B. 185.

2.3.24.2	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

2.3.25	Oklahoma

2.3.25.1	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003)

2.3.25.2	.

2.3.26	Pennsylvania

2.3.26.1	Pennsylvania Consumer Equity Protection Act, 63 PA. Cons. Stat. Ann. § 456.501 et seq.

2.3.27	Rhode Island

2.3.27.1	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

2.3.27.2	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI. Gen. Laws. §§ 34-25.2-1 et seq., including the Emergency and Final Regulations

2.3.28	South Carolina

2.3.28.1	South Carolina High-Cost and Consumer Home Loans Act, SC. Code § 37-23-10 et seq.

2.3.28.2	South Carolina Consumer Protection Code, SC. Code 37-1-101 et seq.

2.3.29	Tennessee

2.3.29.1	Tennessee Home Loan Protection Act, TN. Code Annotated §§ 45-20-101 et seq., Title 47 et seq.

2.3.30	Texas

2.3.30.1	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.

2.3.31	Utah

2.3.31.1	Utah Residential Mortgage Practices Amendments, UT. Code Ann. § 61- 2c-102 et seq.

2.3.31.2	Utah High Cost Home Loan Act, UT. Code § 61-2d-101 et seq.

2.3.32	Vermont

2.3.32.1	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

2.3.33	Virginia

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2.3.33.1	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), VA. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

2.3.33.2	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), VA. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

2.3.34	Washington

2.3.34.1	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008

2.3.35	Wisconsin

2.3.35.1	Wisconsin Responsible High Cost Mortgage Lending Act, WI. Stat. § 428.202.

2.3.36	West Virginia

2.3.36.1	West Virginia Residential Mortgage Lender, Broker and Servicer Act, WV. Code § 31-17-1 et seq.

3.	Data Validation

The Consultant will collect the data points listed below and compare against provided data points by the Customer listed below:

Address	Margin	State
Appraised Value	Maturity Date	Units
City	Note Date	Zip
CLTV	Occupancy	Reset Frequency
Documentation Type	Original Balance	State
First Payment Date	Original FICO	Units
Index Source	Original Payment	Zip
Initial Rate Cap	Original Rate	Reset Frequency
Initial Rate Floor	Original Term	State
Interest Only Term	Periodic Cap	Units
Last Name	Periodic Floor	Zip
Lien Position	Property Type	Reset Frequency
Life Cap	Purchase Price	State
Life Floor	Purpose	Units
LTV	Reset Frequency

4.	Payment History and Collection Comment Review Scope

Opus CMC will review the servicer payment history for each loan to establish a payment history string based on the client’s proprietary method.  Opus CMC will identify discrepancies between the servicers’ payment string and the audited payment string and provide an explanation, when applicable, for any

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discrepancies discovered.  For the purposes of this scope of work, Opus CMC has assumed the payment history review would cover the twenty-four months preceding the date the payment history was reported in the pricing assumptions.  An expanded level of service incorporating a complete life of loan payment history review can be quoted upon request.

Servicing commentary will be analyzed to determine the reason for the asset’s underperformance and to identify clues regarding the potential for the loan’s ability to re-perform in the future.  Additionally, distressed property conditions, occupancy issues, origination misrepresentations, etc. may be identified through the review of the servicing collection comments:

4.1	Servicing Review Data Points

Current Occupancy	Foreclosure Start Date
Soldier-Sailor’s Flag	Foreclosure Scheduled Sale Date
Bankruptcy Status	FC Sale Date
Bankruptcy Chapter	Re-age
Bankruptcy Filing Date	Last Re-age Date
Bankruptcy Relief Filing Date	Re-age Count
Bankruptcy Relief Grant Date	Modification Status
Foreclosure Status

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Exhibit B
Compliance Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Grading Summary Report dated September 14, 2015.

	Fitch Compliance Grading
	Final Grade
Initial Grade		A	B	C	D
	A	76	0	0	0
	B	0	209	0	0
	C	0	0	0	0
	D	0	0	0	2

	Moody's Compliance Grading
	Final Grade
Initial Grade		A	B	C	D
	A	76	0	0	0
	B	0	209	0	0
	C	0	0	0	0
	D	0	0	0	2

	DBRS Compliance Grading
	Final Grade
Initial Grade		A	B	C	D
	A	76	0	0	0
	B	0	209	0	0
	C	0	0	0	0
	D	0	0	0	2

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Exhibit C
Origination Data Integrity Review

The following summarizes Consultant’s collection and comparison of data points reported in the Data Discrepancy Report dated September 14, 2015.

Field	Count
Index Source	0
Initial Rate Cap	0
Last Name	0
Lien Position	0
Life Cap	0
Life Floor	0
Original Balance	0
Original Rate	0
Periodic Cap	0
Periodic Floor	0
Purchase Price	0
Reset Frequency	0
State	0
Units	0
City	1
Initial Rate Floor	1
Occupancy	1
Note Date	2
Address	3
Zip	4
Interest Only Term	6
Documentation Type	7
LTV	9
Appraised Value	10
Purpose	10
Property Type	11
CLTV	15
Margin	20
Original Payment	20
Original Term	31
Original FICO	88
First Payment Date	217
Maturity Date	228
TOTALS	684

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Exhibit D
Servicing Data Integrity Review

The following summarizes Consultant’s collection and comparison of data points reported in the Pay History and NPA Discrepancy dated September 14, 2015.

Field	Count
Bankruptcy Chapter	0
Bankruptcy Discharge Date	0
Bankruptcy Dismissal Date	0
Bankruptcy Filing Date	0
Bankruptcy Status	0
Foreclosure Sale Date	0
Foreclosure Scheduled Sale Date	0
Foreclosure Start Date	0
Foreclosure Status	0
Last Reage Date	0
Reage	0
Reage Count	0
Modification Flag	1
Bankruptcy Relief Grant Date	4
Soldier and Sailor Flag	6
Bankruptcy Relief Date	14
Pay String	22
Occupancy	29
TOTALS	76

Towd Point Mortgage Trust 2015-4
Summary Report
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